INCOME TAXES Reconciliation to US Statutory Rate (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%		21.00%		35.00%
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Percent		0.30%	4.80%		4.60%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		2.10%	15.00%		17.10%
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent		(3.30%)	(13.10%)		15.00%
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent		(1.40%)	(38.00%)		3.70%
Effective Tax Rate Reconciliation, Acquisition, Divestitures, Percent	[1],[2]	1.40%	113.10%		(27.80%)
Effective Income Tax Rate Reconciliation, Foreign Currency Gains (Losses), Percent	[3]	0.00%	(13.90%)		(4.60%)
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Percent		0	0.411		0.023	[4]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		1.60%	(119.60%)		(12.80%)
Effective Tax Rate Reconciliation, Change In Valuation Allowance, Percent		0.00%	(25.90%)		(23.30%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent		(29.30%)	(40.80%)		0.00%
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-based Payment Arrangement, Percent		(0.40%)	0.80%		6.40%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent		0.90%	57.10%	[5]	(38.60%)
Effective Income Tax Rate Reconciliation, Percent		(7.10%)	1.60%		(37.00%)
Tax Benefit Charge Related to an Internal Entity Restructuring		$ 148	$ 102		$ 25
Tax Benefit Related to a Change in Estimate, net					65
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		$ 5	53		$ 142
Geographic Distribution, Foreign [Member]
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions			$ 41

[1]	Includes a net tax benefit of $148 million, a net tax benefit of $102 million and a net tax charge of $25 million related to internal entity restructuring for the years ended December 31, 2020, 2019 and 2018, respectively.
[2]	See Note 3 for additional information.
[3]	Principally reflects the impact of foreign exchange gains and losses on net monetary assets for which no corresponding tax impact is realized.
[4]	Includes a net tax benefit of $65 million relating to the Company's change in estimate with respect to the portion of the one time transition tax for the taxable year ended December 31, 2018 for TDCC.
[5]	Includes a net tax benefit of $41 million in the year ended December 31, 2019 related to certain unrecognized tax benefits for positions taken on items from prior years.